Statements of Cash Flows - Summary of Significant Non-cash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Reclassification of prepayment to intangible assets	₩ 72	₩ 120
Increase (Decrease) of accounts payables relating to the acquisition of software	1,144	33	₩ 226
Acquisitions of right-of-use assets	₩ 3,784	₩ 2,637